Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

June 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Financials – 18.4%
Banks – 10.6%
1st Source Corp.	54,177	$3,362,766
Amalgamated Financial Corp.	108,980	3,400,176
Bank of Marin Bancorp	81,880	1,870,139
BankUnited, Inc.	104,339	3,713,425
California BanCorp(a)	23,010	362,638
Capital Bancorp, Inc.	10,740	360,649
Comerica, Inc.	50,740	3,026,641
First BanCorp/Puerto Rico	198,240	4,129,339
First Bancorp/Southern Pines NC	81,830	3,607,885
First Hawaiian, Inc.	132,770	3,313,939
Flagstar Financial, Inc.	276,700	2,933,020
Heritage Commerce Corp.	33,690	334,542
Heritage Financial Corp./WA	147,600	3,518,784
HomeTrust Bancshares, Inc.	8,730	326,589
Independent Bank Corp.	61,002	3,836,111
International Bancshares Corp.	62,290	4,146,022
Mid Penn Bancorp, Inc.	11,670	329,094
Nicolet Bankshares, Inc.	31,139	3,845,044
Pacific Premier Bancorp, Inc.	178,710	3,768,994
Peoples Bancorp, Inc./OH	115,105	3,515,307
Texas Capital Bancshares, Inc.(a)	53,320	4,233,608
Third Coast Bancshares, Inc.(a)	10,180	332,581
TriCo Bancshares	85,123	3,446,630
UMB Financial Corp.	48,100	5,058,196
Unity Bancorp, Inc.	7,090	333,797
Washington Trust Bancorp, Inc.	11,060	312,777
WSFS Financial Corp.	77,580	4,266,900

		71,685,593

Capital Markets – 1.7%
Donnelley Financial Solutions, Inc.(a)	41,663	2,568,524
Federated Hermes, Inc.	74,490	3,301,397
Houlihan Lokey, Inc.	13,886	2,498,786
PJT Partners, Inc. - Class A	19,340	3,191,293

		11,560,000

Consumer Finance – 1.2%
Dave, Inc.(a)	20,877	5,603,595
PROG Holdings, Inc.	92,480	2,714,288

		8,317,883

Financial Services – 2.5%
Jackson Financial, Inc. - Class A	30,604	2,717,329
Mr. Cooper Group, Inc.(a)	28,821	4,300,382
NCR Atleos Corp.(a)	122,038	3,481,744
Payoneer Global, Inc.(a)	499,332	3,420,424
Remitly Global, Inc.(a)	57,560	1,080,401
Shift4 Payments, Inc. - Class A(a)	20,070	1,989,138

		16,989,418

Insurance – 2.0%
Assured Guaranty Ltd.	34,840	3,034,564
Employers Holdings, Inc.	32,740	1,544,673

Company	Shares	U.S. $ Value

Genworth Financial, Inc.(a)	385,180	$2,996,701
Hanover Insurance Group, Inc. (The)	18,138	3,081,102
Heritage Insurance Holdings, Inc.(a)	56,360	1,405,618
Palomar Holdings, Inc.(a)	10,040	1,548,670

		13,611,328

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
Chimera Investment Corp.	86,676	1,202,196
MFA Financial, Inc.	189,450	1,792,197

		2,994,393

		125,158,615

Industrials – 18.2%
Aerospace & Defense – 1.8%
AeroVironment, Inc.(a)	17,510	4,989,474
Curtiss-Wright Corp.	4,510	2,203,361
Ducommun, Inc.(a)	25,200	2,082,276
Leonardo DRS, Inc.	66,610	3,096,033

		12,371,144

Building Products – 1.2%
Apogee Enterprises, Inc.	32,770	1,330,462
Gibraltar Industries, Inc.(a)	31,711	1,870,949
Knife River Corp.(a)	35,750	2,918,630
UFP Industries, Inc.	19,827	1,970,011

		8,090,052

Commercial Services & Supplies – 1.6%
ABM Industries, Inc.	66,670	3,147,491
Liquidity Services, Inc.(a)	109,750	2,589,002
Montrose Environmental Group, Inc.(a)	88,250	1,931,793
Steelcase, Inc. - Class A	307,550	3,207,746

		10,876,032

Construction & Engineering – 2.9%
Construction Partners, Inc. - Class A(a)	32,882	3,494,699
Everus Construction Group, Inc.(a)	27,910	1,773,122
Fluor Corp.(a)	98,510	5,050,608
Granite Construction, Inc.	19,810	1,852,433
IES Holdings, Inc.(a)	6,760	2,002,515
Primoris Services Corp.	47,130	3,673,312
Sterling Infrastructure, Inc.(a)	8,210	1,894,293

		19,740,982

Electrical Equipment – 0.9%
LSI Industries, Inc.	74,650	1,269,796
NEXTracker, Inc. - Class A(a)	50,800	2,761,996
Powell Industries, Inc.	10,379	2,184,261

		6,216,053

Ground Transportation – 0.3%
ArcBest Corp.	26,183	2,016,353

Company	Shares	U.S. $ Value

Machinery – 3.9%
Blue Bird Corp.(a)	78,550	$3,390,218
Enpro, Inc.	12,360	2,367,558
Esab Corp.	20,442	2,464,283
JBT Marel Corp.	37,310	4,486,901
Mueller Industries, Inc.	67,330	5,350,715
SPX Technologies, Inc.(a)	32,914	5,519,019
Watts Water Technologies, Inc. - Class A	11,640	2,862,160

		26,440,854

Marine Transportation – 0.8%
Kirby Corp.(a)	29,540	3,350,131
Matson, Inc.	19,100	2,126,785

		5,476,916

Professional Services – 2.8%
ExlService Holdings, Inc.(a)	58,930	2,580,545
FTI Consulting, Inc.(a)	8,030	1,296,845
Huron Consulting Group, Inc.(a)	14,210	1,954,443
IBEX Holdings Ltd.(a)	34,490	1,003,659
ICF International, Inc.	19,530	1,654,386
Legalzoom.com, Inc.(a)	195,120	1,738,519
Upwork, Inc.(a)	255,140	3,429,082
Willdan Group, Inc.(a)	35,560	2,222,856
WNS Holdings Ltd.(a)	44,962	2,843,397

		18,723,732

Trading Companies & Distributors – 2.0%
BlueLinx Holdings, Inc.(a)	21,100	1,569,418
Boise Cascade Co.	31,482	2,733,267
DNOW, Inc.(a)	86,030	1,275,825
GMS, Inc.(a)	41,021	4,461,034
MRC Global, Inc.(a)	243,392	3,336,904

		13,376,448

		123,328,566

Health Care – 16.4%
Biotechnology – 7.9%
Akero Therapeutics, Inc.(a)	70,470	3,760,279
Apogee Therapeutics, Inc.(a)	63,530	2,759,108
ARS Pharmaceuticals, Inc.(a)	170,170	2,969,467
Ascendis Pharma A/S (ADR)(a)	13,707	2,365,828
Blueprint Medicines Corp.(a)	37,915	4,859,945
Bridgebio Pharma, Inc.(a)	95,900	4,140,962
CG oncology, Inc.(a)	100,470	2,612,220
Cytokinetics, Inc.(a)	98,020	3,238,581
Denali Therapeutics, Inc.(a)	177,450	2,482,526
Dianthus Therapeutics, Inc.(a)	114,130	2,126,242
Halozyme Therapeutics, Inc.(a)	28,912	1,504,002
Insmed, Inc.(a)	23,731	2,388,288
Legend Biotech Corp. (ADR)(a)	65,690	2,331,338

Company	Shares	U.S. $ Value

Merus NV(a)	48,020	$2,525,852
Metsera, Inc.(a)	78,680	2,238,446
MoonLake Immunotherapeutics(a)	51,240	2,418,528
Newamsterdam Pharma Co. NV(a)	100,631	1,822,427
Ultragenyx Pharmaceutical, Inc.(a)	61,434	2,233,740
Viridian Therapeutics, Inc.(a)	178,630	2,497,247
Xenon Pharmaceuticals, Inc.(a)	65,270	2,042,951

		53,317,977

Health Care Equipment & Supplies – 2.4%
AtriCure, Inc.(a)	89,140	2,921,118
CONMED Corp.	35,329	1,839,934
Integer Holdings Corp.(a)	29,960	3,684,181
Lantheus Holdings, Inc.(a)	41,850	3,425,841
Masimo Corp.(a)	19,000	3,196,180
Selectquote, Inc.(a)	574,660	1,367,691

		16,434,945

Health Care Providers & Services – 3.7%
Addus HomeCare Corp.(a)	11,870	1,367,305
BrightSpring Health Services, Inc.(a)	156,500	3,691,835
HealthEquity, Inc.(a)	52,060	5,453,806
Hims & Hers Health, Inc.(a)	103,690	5,168,946
Option Care Health, Inc.(a)	147,110	4,778,133
PROCEPT BioRobotics Corp.(a)	56,420	3,249,792
Talkspace, Inc.(a)	458,450	1,274,491

		24,984,308

Health Care Technology – 0.7%
Teladoc Health, Inc.(a)	304,469	2,651,925
Waystar Holding Corp.(a)	59,230	2,420,730

		5,072,655

Pharmaceuticals – 1.7%
Corcept Therapeutics, Inc.(a)	35,634	2,615,536
Harmony Biosciences Holdings, Inc.(a)	93,280	2,947,648
Phibro Animal Health Corp. - Class A	89,930	2,296,812
Rapport Therapeutics, Inc.(a)	160,470	1,824,544
Trevi Therapeutics, Inc.(a)	378,430	2,070,012

		11,754,552

		111,564,437

Information Technology – 14.8%
Communications Equipment – 1.0%
ADTRAN Holdings, Inc.(a)	251,660	2,257,390
Calix, Inc.(a)	40,700	2,164,833
NETGEAR, Inc.(a)	69,450	2,018,912

		6,441,135

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 3.6%
Allegro MicroSystems, Inc.(a)	62,620	$2,140,978
Arlo Technologies, Inc.(a)	201,530	3,417,949
Avnet, Inc.	55,950	2,969,826
Daktronics, Inc.(a)	130,530	1,973,614
Fabrinet(a)	12,280	3,618,670
Plexus Corp.(a)	20,960	2,836,097
Sanmina Corp.(a)	50,366	4,927,306
TTM Technologies, Inc.(a)	64,540	2,634,523

		24,518,963

IT Services – 0.6%
DXC Technology Co.(a)	81,860	1,251,639
Grid Dynamics Holdings, Inc.(a)	268,560	3,101,868

		4,353,507

Semiconductors & Semiconductor Equipment – 2.4%
Axcelis Technologies, Inc.(a)	34,220	2,384,792
MACOM Technology Solutions Holdings, Inc.(a)	19,700	2,822,813
Penguin Solutions, Inc.(a)	145,450	2,881,365
Photronics, Inc.(a)	144,030	2,712,085
Rambus, Inc.(a)	41,674	2,667,969
Semtech Corp.(a)	56,120	2,533,257

		16,002,281

Software – 6.9%
ACI Worldwide, Inc.(a)	96,340	4,422,969
Alkami Technology, Inc.(a)	66,310	1,998,583
Amplitude, Inc. - Class A(a)	136,840	1,696,816
AvidXchange Holdings, Inc.(a)	387,240	3,791,080
Box, Inc. - Class A(a)	87,320	2,983,724
Braze, Inc. - Class A(a)	118,524	3,330,524
Clearwater Analytics Holdings, Inc. - Class A(a)	69,560	1,525,451
Commvault Systems, Inc.(a)	25,258	4,403,227
Freshworks, Inc. - Class A(a)	168,250	2,508,608
Gitlab, Inc. - Class A(a)	26,750	1,206,693
Intapp, Inc.(a)	45,910	2,369,874
LiveRamp Holdings, Inc.(a)	108,972	3,600,435
OneSpan, Inc.	126,380	2,109,282
Ooma, Inc.(a)	102,880	1,327,152
Progress Software Corp.	24,581	1,569,251
Qualys, Inc.(a)	17,270	2,467,365
SEMrush Holdings, Inc. - Class A(a)	150,370	1,360,849
SPS Commerce, Inc.(a)	31,580	4,297,722

		46,969,605

Technology Hardware, Storage & Peripherals – 0.3%
ACV Auctions, Inc. - Class A(a)	141,860	2,300,969

		100,586,460

Company	Shares	U.S. $ Value

Consumer Discretionary – 9.8%
Automobile Components – 1.2%
American Axle & Manufacturing Holdings, Inc.(a)	352,500	$1,438,200
Modine Manufacturing Co.(a)	27,930	2,751,105
Visteon Corp.(a)	44,100	4,114,530

		8,303,835

Automobiles – 0.2%
Winnebago Industries, Inc.	44,076	1,278,204

Diversified Consumer Services – 1.5%
Coursera, Inc.(a)	247,540	2,168,450
Frontdoor, Inc.(a)	72,800	4,290,832
Graham Holdings Co. - Class B	1,450	1,371,947
Udemy, Inc.(a)	320,110	2,250,373

		10,081,602

Hotels, Restaurants & Leisure – 2.4%
Accel Entertainment, Inc.(a)	156,020	1,836,355
Brinker International, Inc.(a)	32,110	5,790,396
Portillo’s, Inc. - Class A(a)	123,050	1,435,994
Rush Street Interactive, Inc.(a)	256,558	3,822,714
Travel & Leisure Co.	21,981	1,134,440
Wingstop, Inc.	5,480	1,845,335

		15,865,234

Household Durables – 1.4%
Hovnanian Enterprises, Inc. - Class A(a)	12,510	1,307,921
KB Home	44,690	2,367,229
Taylor Morrison Home Corp.(a)	60,741	3,730,712
Tri Pointe Homes, Inc.(a)	72,630	2,320,529

		9,726,391

Leisure Products – 0.2%
Acushnet Holdings Corp.	18,520	1,348,626

Specialty Retail – 2.4%
AutoNation, Inc.(a)	6,910	1,372,672
Boot Barn Holdings, Inc.(a)	25,490	3,874,480
Build-A-Bear Workshop, Inc.	31,590	1,628,780
Group 1 Automotive, Inc.	7,530	3,288,426
Urban Outfitters, Inc.(a)	40,750	2,956,005
Warby Parker, Inc. - Class A(a)	92,620	2,031,157
Winmark Corp.	3,190	1,204,576

		16,356,096

Textiles, Apparel & Luxury Goods – 0.5%
G-III Apparel Group Ltd.(a)	55,640	1,246,336
Kontoor Brands, Inc.	33,950	2,239,681

		3,486,017

		66,446,005

Company	Shares	U.S. $ Value

Real Estate – 6.0%
Diversified REITs – 0.7%
Alexander & Baldwin, Inc.	182,510	$3,254,153
Broadstone Net Lease, Inc.	98,430	1,579,802

		4,833,955

Health Care REITs – 0.5%
Sabra Health Care REIT, Inc.	201,080	3,707,915

Hotel & Resort REITs – 1.1%
RLJ Lodging Trust	372,049	2,708,517
Ryman Hospitality Properties, Inc.	34,130	3,367,607
Summit Hotel Properties, Inc.	299,930	1,526,644

		7,602,768

Industrial REITs – 0.8%
First Industrial Realty Trust, Inc.	38,346	1,845,593
Innovative Industrial Properties, Inc.	18,280	1,009,422
STAG Industrial, Inc.	64,614	2,344,196

		5,199,211

Office REITs – 0.8%
COPT Defense Properties	108,510	2,992,706
Empire State Realty Trust, Inc. - Class A	262,460	2,123,301

		5,116,007

Real Estate Management & Development – 0.1%
Forestar Group, Inc.(a)	25,130	502,600

Residential REITs – 0.3%
Independence Realty Trust, Inc.	130,370	2,306,245

Retail REITs – 1.3%
Acadia Realty Trust	115,270	2,140,564
NETSTREIT Corp.	118,680	2,009,252
Tanger, Inc.	80,670	2,466,889
Urban Edge Properties	117,900	2,200,014

		8,816,719

Specialized REITs – 0.4%
National Storage Affiliates Trust	35,480	1,135,005
Outfront Media, Inc.	82,600	1,348,032

		2,483,037

		40,568,457

Energy – 4.5%
Energy Equipment & Services – 1.6%
Cactus, Inc. - Class A	90,710	3,965,841
Patterson-UTI Energy, Inc.	606,770	3,598,146
Ranger Energy Services, Inc. - Class A	273,030	3,259,978

		10,823,965

Oil, Gas & Consumable Fuels – 2.9%
Gulfport Energy Corp.(a)	14,450	2,906,907
HF Sinclair Corp.	43,942	1,805,137
Magnolia Oil & Gas Corp. - Class A	183,430	4,123,506
Matador Resources Co.	65,190	3,110,867

Company	Shares	U.S. $ Value

Northern Oil & Gas, Inc.	116,600	$3,305,610
Peabody Energy Corp.	164,990	2,214,166
Teekay Corp., Ltd.	229,480	1,893,210

		19,359,403

		30,183,368

Materials – 3.3%
Chemicals – 1.6%
AdvanSix, Inc.	53,280	1,265,400
Avient Corp.	70,000	2,261,700
Axalta Coating Systems Ltd.(a)	56,720	1,684,017
Ecovyst, Inc.(a)	237,260	1,952,650
Element Solutions, Inc.	104,880	2,375,532
Methanex Corp.	45,000	1,489,500

		11,028,799

Construction Materials – 0.4%
United States Lime & Minerals, Inc.	24,520	2,447,096

Containers & Packaging – 0.5%
O-I Glass, Inc.(a)	255,450	3,765,333

Metals & Mining – 0.8%
Alpha Metallurgical Resources, Inc.(a)	12,163	1,368,094
Olympic Steel, Inc.	41,600	1,355,744
Worthington Steel, Inc.	81,790	2,439,796

		5,163,634

		22,404,862

Utilities – 2.8%
Electric Utilities – 1.3%
Genie Energy Ltd. - Class B	91,968	2,472,100
IDACORP, Inc.	29,400	3,394,230
TXNM Energy, Inc.	49,340	2,778,829

		8,645,159

Gas Utilities – 1.5%
Chesapeake Utilities Corp.	27,930	3,357,745
Southwest Gas Holdings, Inc.	53,837	4,004,934
UGI Corp.	88,334	3,217,124

		10,579,803

		19,224,962

Consumer Staples – 2.7%
Food Products – 1.9%
Cal-Maine Foods, Inc.	41,010	4,085,826
Dole PLC	212,170	2,968,258
Nomad Foods Ltd.	88,270	1,499,707
Seneca Foods Corp. - Class A(a)	19,260	1,953,542
Vital Farms, Inc.(a)	57,840	2,227,997

		12,735,330

Household Products – 0.2%
WD-40 Co.	7,910	1,804,192

Company	Shares	U.S. $ Value

Personal Care Products – 0.6%
BellRing Brands, Inc.(a)	43,520	$2,521,114
Honest Co., Inc. (The)(a)	268,810	1,368,243

		3,889,357

		18,428,879

Communication Services – 2.4%
Diversified Telecommunication Services – 0.5%
Bandwidth, Inc. - Class A(a)	131,610	2,092,599
Lumen Technologies, Inc.(a)	226,380	991,544

		3,084,143

Entertainment – 0.3%
Madison Square Garden Entertainment Corp.(a)	53,740	2,147,988

Interactive Media & Services – 0.9%
Cargurus, Inc.(a)	54,230	1,815,078
EverQuote, Inc. - Class A(a)	53,250	1,287,585
Vimeo, Inc.(a)	234,729	948,305
Yelp, Inc.(a)	66,275	2,271,245

		6,322,213

Media – 0.7%
Criteo SA (Sponsored ADR)(a)	64,840	1,553,566
Gambling.com Group Ltd.(a)	113,120	1,344,997
Scholastic Corp.	89,560	1,878,969

		4,777,532

		16,331,876

Total Investments – 99.3% (cost $590,391,739)(b)		674,226,487
Other assets less liabilities – 0.7%		4,999,561

Net Assets – 100.0%		$679,226,048

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	145	September 2025	$15,889,825	$532,582

(a)	Non-income producing security.
(b)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $128,688,989 and gross unrealized depreciation of investments was $(44,321,659), resulting in net unrealized appreciation of $84,367,330.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$674,226,487	$—	$—	$674,226,487

Total Investments in Securities	674,226,487	—	—	674,226,487
Other Financial Instruments(b):
Assets	—	—	—	—
Liabilities:
Futures	532,582	—	—	532,582

Total	$674,759,069	$—	$—	$674,759,069

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2025 is as follows:

Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$5,312	$139,014	$144,326	$0	$168